RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
Equity Accounted Investees

($ millions)	2021	2020
For the years ended December 31:
Services provided	162	136
Services received	31	14
Interest income	15	14
As at December 31:
Advances to related parties(1)	8	13
Trade receivables and other	7	7
Trade payables and accrued liabilities	27	18
(1)    During the year ended December 31, 2021, Fort Corp. repaid advances of $5 million (2020: $5 million). During the year ended December 31, 2021, Pembina advanced U.S. $10 million (2020: U.S. $24 million) to Ruby and recognized an impairment of U.S. $10 million (2020: U.S. $110 million) on its advances to Ruby (Note 10).

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2021	2020
Defined benefit plan	Funding	23	23

Disclosure of key management personnel compensation
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2021	2020
Short-term employee benefits	9	8
Share-based compensation and other(1)	53	3
Total compensation of key management	62	11
(1)    Includes termination benefits.